Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Measurements

Note 9 – Fair Value Measurements

The Company’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy.

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of March 31, 2015 and December 31, 2014:

	Fair value measured at March 31, 2015
	Total carrying value at March 31, 2015	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets:
Digital Currencies	$19,944	$19,944	$-	$-

Liabilities:
Derivative Liabilities	$1,879,220	$-	$-	$1,879,220

	Fair value measured at December 31, 2014
	Total carrying value at December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Digital Currencies	$16,040	$16,040	$-	$-

Derivative liabilities as of March 31, 2015 consists of Unit warrants with call provision and most favored nation that was issued on January 19, 2015 in connection with the Company’s financing.

There were no transfers between Level 1, 2 or 3 during the three months ended March 31, 2015.

The following table presents additional information about Level 3 assets and liabilities measured at fair value. Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level 3 category. As a result, the unrealized gains and losses for assets and liabilities within the Level 3 category may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Changes in Level 3 liabilities measured at fair value for the three months ended March 31, 2015:

Balance - January 1, 2015	$-
Fair value of derivative liability on date of issuance (January 19, 2015)	952,600
Change in fair value of derivative liability	926,620
Balance - March 31, 2015	$1,879,220

A summary of quantitative information with respect to valuation methodology, estimated using a probability-weighted Black-Scholes option pricing model, which is comparable to a Binomial option pricing model, and significant unobservable inputs used for the Company’s warrant liabilities that are categorized within Level 3 of the fair value hierarchy for the three months ended March 31, 2015 is as follows:

	January 19, 2015	March 31, 2015
Date of valuation
Fair value of Common Stock	$0.08	$0.23
Dividend yield (per share)	0.00%	0.00%
Strike price	$0.10	$0.10
Volatility (annual)	108.44%	107.90%
Risk-free rate	1.29%	1.37%
Expected life (years)	5.0	4.8

The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s management.

Note 7 – Fair Value Measurements

The Company’s assets and liabilities recorded at fair value have been categorized based upon a fair value hierarchy.

The following table presents information about the Company’s liabilities measured at fair value on a recurring basis and the Company’s estimated level within the fair value hierarchy of those assets and liabilities as of December 31, 2014:

	Fair value measured at December 31, 2014
	Total carrying value at December 31, 2014	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Digital Currencies	$16,040	$16,040	$-	$-

	Fair value measured at December 31, 2013
	Total carrying value at December 31, 2013	Quoted prices in active markets 5 (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Digital Currencies	$22,959	$22,959	$-	$-

There were no transfers between Level 1, 2 or 3 during the year ended December 31, 2014 and for the period ended July 28, 2013 (inception) through December 31, 2013, respectively.

The following table presents additional information about Level 3 assets and liabilities measured at fair value. Both observable and unobservable inputs may be used to determine the fair value of positions that the Company has classified within the Level 3 category. As a result, the unrealized gains and losses for assets and liabilities within the Level 3 category may include changes in fair value that were attributable to both observable (e.g., changes in market interest rates) and unobservable (e.g., changes in unobservable long-dated volatilities) inputs.

Changes in Level 3 liabilities measured at fair value for the twelve months ended December 31, 2014:

Balance - January 1, 2014	$-
Fair value of warrant liability on date of issuance (February 6, 2014)	227,239
Change in fair value of warrant liability immediately before reclassification	(204,957)
Reclassification of derivative liability warrant	(22,282)
Balance - December 31, 2014	$-

A summary of quantitative information with respect to valuation methodology, estimated using a probability-weighted Black-Scholes option pricing model, which is comparable to a Binomial option pricing model, and significant unobservable inputs used for the Company’s warrant liabilities that are categorized within Level 3 of the fair value hierarchy for the year ended December 31, 2014 is as follows:

Date of valuation	February 6, 2014	March 31, 2014	June 30, 2014
Fair value of common stock	$0.44	$0.32	0.17
Dividend yield (per share)	0.00%	0.00%	0.00%
Strike price	$1.00	$1.00	1.00
Volatility (annual)	74%	74%	71%
Risk-free rate	0.66%	0.93%	0.88%
Expected life (years)	3.0	2.9	2.7

The development and determination of the unobservable inputs for Level 3 fair value measurements and fair value calculations are the responsibility of the Company’s Management.